State Street Target Retirement 2055 Fund Expense Example - State Street Target Retirement 2055 Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	195
Expense Example, with Redemption, 10 Years	449
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	44
Expense Example, with Redemption, 5 Years	83
Expense Example, with Redemption, 10 Years	198
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	$ 816